Document and Entity Information	Nov. 23, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001166126
Document Type	8-K
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	J. C. PENNEY COMPANY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-15274
Entity Tax Identification Number	26-0037077
Entity Address, Address Line One	6501 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024-3698
City Area Code	(972)
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false